Fair Value Measurement (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	$ 2,043,000,000		$ 6,174,000,000
Loans held-for-sale	5,011,000,000		3,512,000,000
Total loans	7,054,000,000		9,686,000,000
Other real estate owned	309,000,000		389,000,000
Other assets	1,000,000		2,000,000
Total other assets	310,000,000		391,000,000
Total assets at fair value on a nonrecurring basis	7,364,000,000		10,077,000,000
Accounts payable and other liabilities	53,000,000		71,000,000
Total liabilities at fair value on a nonrecurring basis	53,000,000		71,000,000
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(682,000,000)	(1,283,000,000)
Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	0		0
Loans held-for-sale	0		0
Total loans	0		0
Other real estate owned	0		0
Other assets	0		0
Total other assets	0		0
Total assets at fair value on a nonrecurring basis	0		0
Accounts payable and other liabilities	0		0
Total liabilities at fair value on a nonrecurring basis	0		0
Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	1,418,000,000		5,484,000,000
Loans held-for-sale	457,000,000		312,000,000
Total loans	1,875,000,000		5,796,000,000
Other real estate owned	58,000,000		78,000,000
Other assets	0		0
Total other assets	58,000,000		78,000,000
Total assets at fair value on a nonrecurring basis	1,933,000,000		5,874,000,000
Accounts payable and other liabilities	36,000,000		53,000,000
Total liabilities at fair value on a nonrecurring basis	36,000,000		53,000,000
Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	625,000,000		690,000,000
Loans held-for-sale	4,554,000,000		3,200,000,000
Total loans	5,179,000,000		3,890,000,000
Other real estate owned	251,000,000		311,000,000
Other assets	1,000,000		2,000,000
Total other assets	252,000,000		313,000,000
Total assets at fair value on a nonrecurring basis	5,431,000,000		4,203,000,000
Accounts payable and other liabilities	17,000,000		18,000,000
Total liabilities at fair value on a nonrecurring basis	17,000,000		18,000,000
Nonrecurring fair value changes [Abstract]
Derivative receivables (numeric)	33,700,000,000
Derivative liabilities with risk characteristics similar to those of derivative receivables assets (numeric)	5,100,000,000
Loans retained [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(690,000,000)	(1,338,000,000)
Loans held-for-sale [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	5,000,000	44,000,000
Loans [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(685,000,000)	(1,294,000,000)
Other assets [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(3,000,000)	4,000,000
Accounts payable and other liabilities [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	$ 6,000,000	$ 7,000,000